Significant Accounting Policies - Grant Revenue Recognition (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 31, 2016	Apr. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue recognized on grant			$ 384,206	$ 0
NIDA
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development grant award		$ 1,000,000
Revenue recognized on grant					$ 1,020,000
Proceeds received for revenue earned under grant			1,020,000
NIAAA
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development grant award	$ 1,000,000
Revenue recognized on grant			384,000		$ 132,000
Proceeds received for revenue earned under grant			$ 516,000